Commitments and Contingencies	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Commitments and Contingencies

8. Commitments and contingencies

Property, in development commitment

The Company entered into agreements for the engineering design and modification of the property, in development. As at March 31, 2021, the Company is committed to future payments of approximately $6.5 million, relating to the construction and retrofit of the building, which are due before the expected completion in fiscal year 2021. $2,666,133 has been recorded within property, plant and equipment during the three months ended March 31. 2021.

Clinical trial and commercial commitments

The Company in the normal course of business enters into various services and supply agreements in connection with its clinical trials to ensure the supply of certain product and product lines during the Company’s clinical phase. These agreements often have minimal purchase commitments and generally terminate upon the termination of the clinical trial. Minimum purchase commitments under these agreements range from $800,000 to $3,700,000 with a total aggregate remaining minimum commitment amount of approximately $8.4 million that range from three to eight years or upon completion of the clinical trial if earlier. The Company recorded $nil in connection with its supply agreements during the three months ended March 31, 2021 (March 31, 2020 — $nil).

The Company also has a supply agreement with a third party to purchase certain products for use in the Company’s full scale production process. The Company is committed to purchase a minimum quantity of product in the amount of approximately $41.7 million ($52.5 million CAD) over the contract term. The purchase commitments are contingent upon to completion of certain milestones by the third-party supplier.

The Company also has an agreement with a third party to provide certain services in connection with the Company’s SPLASH clinical phase study. The contract expires on the date of the completion or termination of the clinical trial. The remaining minimum purchase commitment under this agreement is approximately $52.6 million with payments that range from one to six years. The Company recorded $nil in connection with this agreement during the three months ended March 31, 2021 (March 31, 2020 – $nil).

License agreements

The Company in the normal course of business enters into license and sublicense agreements in connection with its clinical trials and product development. For additional details of the Company’s license agreements, see note 12 in the 2020 Financial Statements. The Company recorded approximately $0.5 million in connection to its license agreements during the three months ended March 31, 2021 (March 31, 2020 – $nil).

11. Commitments and contingencies

Property, in development commitment

On May 7, 2020, the Company entered into an agreement for the engineering design and modification of the property, in development. As at December 31, 2020, the Company is committed to future payments of approximately $8.6 million, relating to the construction and retrofit of the building, which are due before the expected completion in fiscal year 2021. $4,921,433 has been recorded as of the date of these consolidated financial statements.

Clinical trial and commercial commitments

The Company in the normal course of business enters into various services and supply agreements in connection with its clinical trials to ensure the supply of certain product and product lines during the Company’s clinical phase. These agreements often have minimal purchase commitments and generally terminate upon the termination of the clinical trial. Minimum purchase commitments under these agreements range from $630,000 to $3,700,000 with a total aggregate remaining minimum commitment amount of approximately $8.4 million that range from three to eight years or upon completion of the clinical trial if earlier.

The Company also has a supply agreement with a third party to purchase certain products for use in the Company’s full scale production process. The Company is committed to purchase a minimum quantity of product in the amount of approximately $41.2 million ($52.5 million CAD) over the contract term. The purchase commitments are contingent upon to completion of certain milestones by the third-party supplier.

The Company also has an agreement with a third party to provide certain services in connection with the Company’s SPLASH clinical phase study. The contract expires on the date of the completion or termination of the clinical trial. The minimum purchase commitment under this agreement is approximately $52.6 million with payments that range from one to six years.

Therapeutics Acquisition Corp.
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

Holders of the Founder Shares will be entitled to registration rights with respect to the Founder Shares and Private Placement Shares (in the case of the Founder Shares, only after conversion of such shares into shares of Class A common stock) pursuant to a registration and stockholder rights agreement entered into in connection with the consummation of the Initial Public Offering. Holders of the Founder Shares and Private Placement Shares are entitled to certain demand and "piggyback" registration and stockholder rights. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45‑day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 1,770,000 additional shares of Class A common stock to cover over-allotments, if any, at $10.00 per share, less underwriting discounts and commissions. The underwriters exercised this option in full on July 10, 2020.

The underwriters were entitled to an underwriting discount of $0.20 per share, or approximately $2.7 million in the aggregate, paid upon the closing of the Initial Public Offering. An additional fee of $0.35 per share, or approximately $4.8 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Note 5 — Commitments and Contingencies

Registration Rights

Holders of the Founder Shares will be entitled to registration rights with respect to the Founder Shares and Private Placement Shares (in the case of the Founder Shares, only after conversion of such shares into shares of Class A common stock) pursuant to a registration and stockholder rights agreement entered into in connection with the consummation of the Initial Public Offering. Holders of the Founder Shares and Private Placement Shares are entitled to certain demand and "piggyback" registration and stockholder rights. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45‑day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 1,770,000 additional shares of Class A common stock to cover over-allotments, if any, at $10.00 per share, less underwriting discounts and commissions. The underwriters exercised this option in full on July 10, 2020.

The underwriters were entitled to an underwriting discount of $0.20 per share, or approximately $2.7 million in the aggregate, paid upon the closing of the Initial Public Offering. An additional fee of $0.35 per share, or approximately $4.8 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.